OPERATING SEGMENTS - Financial performance by operating segment (Details) - COP ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING SEGMENTS
Threshold Revenue, bank corporate and government sales force targets and specializes		$ 100,000
Financial performance by operating segment
Total interest and valuation		16,135,745	$ 16,688,650	$ 17,380,684
Interest income on loans and financial leases		15,344,290	16,132,977	16,628,320
Total debt investments		777,612	841,959	1,042,185
Derivatives		33,637	(337,796)	(182,769)
Total liquidity operations		(19,794)	51,510	(107,052)
Interest expenses		(4,351,556)	(5,863,008)	(6,179,794)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		11,784,189	10,825,642	11,200,890
Total credit impairment charges, net		(2,420,530)	(7,526,449)	(3,411,121)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		9,363,659	3,299,193	7,789,769
Fees and commission income		5,293,804	4,598,413	4,578,972
Fees and commissions expenses		(1,860,683)	(1,561,585)	(1,553,239)
Total fees and commission, net		3,433,121	3,036,828	3,025,733
Other operating income		2,022,141	1,844,572	1,535,247
Dividends and net income on equity investments		328,344	123,325	380,599
Total operating income, net		15,147,265	8,303,918	12,731,348
Operating expenses		(8,242,695)	(7,157,355)	(7,429,227)
Impairment, depreciation and amortization		(920,558)	(837,790)	(824,590)
Total operating expenses		(9,163,253)	(7,995,145)	(8,253,817)
Profit before income tax		5,984,012	308,773	4,477,531
Operating Segments
Financial performance by operating segment
Total interest and valuation		16,135,317	16,687,505	17,551,479
Interest income on loans and financial leases		15,343,862	16,131,832	16,628,053
Total debt investments		777,612	841,959	1,042,185
Derivatives		33,637	(337,796)	(11,707)
Total liquidity operations		(19,794)	51,510	(107,052)
Interest expenses		(4,351,556)	(5,863,008)	(6,179,794)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		11,783,761	10,824,497	11,371,685
Total credit impairment charges, net		(2,413,226)	(7,533,731)	(3,382,462)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		9,370,535	3,290,766	7,989,223
Fees and commission income		5,293,804	4,598,413	4,578,984
Fees and commissions expenses		(1,860,683)	(1,561,585)	(1,553,239)
Total fees and commission, net		3,433,121	3,036,828	3,025,745
Other operating income		2,023,144	1,845,368	1,541,009
Dividends and net income on equity investments		328,344	105,286	492,055
Total operating income, net		15,155,144	8,278,248	13,048,032
Operating expenses		(8,242,695)	(7,157,355)	(7,429,463)
Impairment, depreciation and amortization		(919,763)	(836,887)	(823,285)
Total operating expenses		(9,162,458)	(7,994,242)	(8,252,748)
Profit before income tax		5,992,686	284,006	4,795,284
Operating Segments | Banking | Colombia
Financial performance by operating segment
Total interest and valuation		11,498,013	11,944,262	12,970,741
Interest income on loans and financial leases		11,118,035	11,859,262	12,592,221
Total debt investments		399,517	451,781	716,032
Derivatives		17,263	(381,725)	(172,399)
Total liquidity operations		(36,802)	14,944	(165,113)
Interest expenses		(2,666,843)	(3,914,661)	(4,408,233)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		8,831,170	8,029,601	8,562,508
Total credit impairment charges, net		(2,122,515)	(5,889,710)	(2,564,417)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		6,708,655	2,139,891	5,998,091
Revenues (Expenses) from transactions with other operating segments of the Bank		18,458	142	(19,212)
Fees and commission income		3,841,472	3,291,382	3,269,747
Fees and commissions expenses		(1,524,691)	(1,313,286)	(1,297,186)
Total fees and commission, net		2,316,781	1,978,096	1,972,561
Other operating income		653,968	817,677	433,887
Dividends and net income on equity investments		93,769	43,737	131,029
Total operating income, net		9,791,631	4,979,543	8,516,356
Operating expenses		(5,550,033)	(4,967,506)	(5,203,354)
Impairment, depreciation and amortization		(529,662)	(405,811)	(407,102)
Total operating expenses		(6,079,695)	(5,373,317)	(5,610,456)
Profit before income tax		3,711,936	(393,774)	2,905,900
Operating Segments | Banking | Panama
Financial performance by operating segment
Total interest and valuation		1,963,509	1,986,566	1,876,925
Interest income on loans and financial leases		1,791,476	1,793,826	1,654,600
Total debt investments		156,377	170,416	172,610
Derivatives		1,860	(502)	1,625
Total liquidity operations		13,796	22,826	48,090
Interest expenses		(796,396)	(841,736)	(720,587)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		1,167,113	1,144,830	1,156,338
Total credit impairment charges, net		(323,216)	(907,910)	(408,132)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		843,897	236,920	748,206
Revenues (Expenses) from transactions with other operating segments of the Bank		(10,089)	(25,054)	(36,107)
Fees and commission income		351,603	310,773	350,055
Fees and commissions expenses		(151,906)	(118,016)	(143,616)
Total fees and commission, net		199,697	192,757	206,439
Other operating income		19,101	30,145	29,704
Dividends and net income on equity investments		4,387	6,984	5,562
Total operating income, net		1,056,993	441,752	953,804
Operating expenses		(700,226)	(590,269)	(573,042)
Impairment, depreciation and amortization		(104,493)	(112,358)	(105,232)
Total operating expenses		(804,719)	(702,627)	(678,274)
Profit before income tax		252,274	(260,875)	275,530
Operating Segments | Banking | El Salvador
Financial performance by operating segment
Total interest and valuation		1,193,824	1,226,150	1,094,422
Interest income on loans and financial leases		1,072,718	1,140,924	1,052,680
Total debt investments		105,035	84,366	40,915
Derivatives		15,345	227
Total liquidity operations		726	633	827
Interest expenses		(240,144)	(293,317)	(295,433)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		953,680	932,833	798,989
Total credit impairment charges, net		4,271	(366,691)	(83,110)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		957,951	566,142	715,879
Revenues (Expenses) from transactions with other operating segments of the Bank		7	(7,531)	(2,154)
Fees and commission income		359,724	289,792	268,309
Fees and commissions expenses		(116,600)	(74,887)	(60,673)
Total fees and commission, net		243,124	214,905	207,636
Other operating income		9,712	14,266	6,158
Dividends and net income on equity investments		2,760	858	211
Total operating income, net		1,213,554	788,640	927,730
Operating expenses		(549,782)	(424,516)	(444,933)
Impairment, depreciation and amortization		(81,201)	(69,318)	(46,381)
Total operating expenses		(630,983)	(493,834)	(491,314)
Profit before income tax		582,571	294,806	436,416
Operating Segments | Banking | Guatemala
Financial performance by operating segment
Total interest and valuation		1,178,615	1,101,638	977,980
Interest income on loans and financial leases		1,109,804	1,012,174	905,016
Total debt investments		67,772	83,767	73,152
Total liquidity operations		1,039	5,697	(188)
Interest expenses		(397,138)	(450,091)	(388,571)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		781,477	651,547	589,409
Total credit impairment charges, net		35,841	(297,386)	(333,699)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		817,318	354,161	255,710
Revenues (Expenses) from transactions with other operating segments of the Bank		(26,324)	(35,171)	(36,255)
Fees and commission income		159,908	176,268	170,854
Fees and commissions expenses		(50,144)	(39,871)	(38,006)
Total fees and commission, net		109,764	136,397	132,848
Other operating income		82,855	74,021	68,288
Dividends and net income on equity investments		658	953	668
Total operating income, net		984,271	530,361	421,259
Operating expenses		(464,199)	(423,211)	(358,923)
Impairment, depreciation and amortization		(102,991)	(132,237)	(120,130)
Total operating expenses		(567,190)	(555,448)	(479,053)
Profit before income tax		417,081	(25,087)	(57,794)
Operating Segments | Trust
Financial performance by operating segment
Total interest and valuation		46	32	152
Interest income on loans and financial leases		46	32	132
Total debt investments				20
Interest expenses		(167)	(166)	(138)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(121)	(134)	14
Total credit impairment charges, net		(4,595)	(1,270)	(716)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(4,716)	(1,404)	(702)
Revenues (Expenses) from transactions with other operating segments of the Bank		(26,584)	(24,159)	(25,529)
Fees and commission income		347,878	349,150	349,438
Fees and commissions expenses		(3,881)	(4,095)	(2,942)
Total fees and commission, net		343,997	345,055	346,496
Other operating income		12,702	13,078	13,341
Dividends and net income on equity investments		28,201	29,145	43,498
Total operating income, net		353,600	361,715	377,104
Operating expenses		(129,923)	(104,005)	(121,259)
Impairment, depreciation and amortization		(1,548)	(1,379)	(1,031)
Total operating expenses		(131,471)	(105,384)	(122,290)
Profit before income tax		222,129	256,331	254,814
Operating Segments | Investment banking
Financial performance by operating segment
Total interest and valuation				8
Total debt investments				8
Interest expenses		(7)	(4)	(4)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(7)	(4)	4
Total credit impairment charges, net		(55)	42	(251)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(62)	38	(247)
Revenues (Expenses) from transactions with other operating segments of the Bank		3,576	20,509	31,585
Fees and commission income		79,531	37,447	30,829
Fees and commissions expenses		(49)	(61)	(154)
Total fees and commission, net		79,482	37,386	30,675
Other operating income		879	1,524	5,830
Dividends and net income on equity investments		(232)	(2,503)	24,810
Total operating income, net		83,643	56,954	92,653
Operating expenses		(34,905)	(23,658)	(32,558)
Impairment, depreciation and amortization		(206)	(217)	(187)
Total operating expenses		(35,111)	(23,875)	(32,745)
Profit before income tax		48,532	33,079	59,908
Operating Segments | Brokerage
Financial performance by operating segment
Total interest and valuation		12,277	47,030	5,018
Interest income on loans and financial leases		28	45	96
Total debt investments		12,540	17,086	14,757
Derivatives		(832)	29,209	(10,416)
Total liquidity operations		541	690	581
Interest expenses		(73)	(35)	(26)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		12,204	46,995	4,992
Total credit impairment charges, net		(116)	(1,518)	(4,363)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		12,088	45,477	629
Revenues (Expenses) from transactions with other operating segments of the Bank		59,995	61,393	62,628
Fees and commission income		117,282	112,628	113,364
Fees and commissions expenses		(4,135)	(3,597)	(3,229)
Total fees and commission, net		113,147	109,031	110,135
Other operating income		(6,075)	(5,736)	(9,392)
Dividends and net income on equity investments		2,177	(27,930)	16,514
Total operating income, net		181,332	182,235	180,514
Operating expenses		(119,265)	(88,828)	(112,204)
Impairment, depreciation and amortization		(1,896)	(1,892)	(1,738)
Total operating expenses		(121,161)	(90,720)	(113,942)
Profit before income tax		60,171	91,515	66,572
Operating Segments | International Banking
Financial performance by operating segment
Total interest and valuation		251,135	347,881	614,073
Interest income on loans and financial leases		215,529	293,802	411,504
Total debt investments		35,739	33,885	24,682
Derivatives		1	14,995	169,483
Total liquidity operations		(134)	5,199	8,404
Interest expenses		(198,012)	(299,755)	(304,519)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		53,123	48,126	309,554
Total credit impairment charges, net		14,995	(56,122)	19,169
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		68,118	(7,996)	328,723
Revenues (Expenses) from transactions with other operating segments of the Bank		81,997	118,854	167,419
Fees and commission income		33,309	28,896	25,800
Fees and commissions expenses		(6,556)	(4,600)	(3,922)
Total fees and commission, net		26,753	24,296	21,878
Other operating income		11,109	12,939	7,067
Dividends and net income on equity investments		20	32	27
Total operating income, net		187,997	148,125	525,114
Operating expenses		(61,191)	(58,073)	(61,087)
Impairment, depreciation and amortization		(1,993)	(2,631)	(2,746)
Total operating expenses		(63,184)	(60,704)	(63,833)
Profit before income tax		124,813	87,421	461,281
Operating Segments | All other segments
Financial performance by operating segment
Total interest and valuation		37,898	33,946	12,160
Interest income on loans and financial leases		36,226	31,767	11,804
Total debt investments		632	658	9
Total liquidity operations		1,040	1,521	347
Interest expenses		(52,776)	(63,243)	(62,283)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(14,878)	(29,297)	(50,123)
Total credit impairment charges, net		(17,836)	(13,166)	(6,943)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(32,714)	(42,463)	(57,066)
Revenues (Expenses) from transactions with other operating segments of the Bank		(101,036)	(108,983)	(142,375)
Fees and commission income		3,097	2,077	588
Fees and commissions expenses		(2,721)	(3,172)	(3,511)
Total fees and commission, net		376	(1,095)	(2,923)
Other operating income		1,238,893	887,454	986,126
Dividends and net income on equity investments		196,604	54,010	269,736
Total operating income, net		1,302,123	788,923	1,053,498
Operating expenses		(633,171)	(477,289)	(522,103)
Impairment, depreciation and amortization		(95,773)	(111,044)	(138,738)
Total operating expenses		(728,944)	(588,333)	(660,841)
Profit before income tax		573,179	200,590	392,657
Adjustments for consolidation
Financial performance by operating segment
Total interest and valuation		428	1,145	(170,795)
Interest income on loans and financial leases		428	1,145	267
Derivatives				(171,062)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		428	1,145	(170,795)
Total credit impairment charges, net		(7,304)	7,282	(28,659)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		(6,876)	8,427	(199,454)
Fees and commission income				(12)
Total fees and commission, net				(12)
Other operating income		(1,003)	(796)	(5,762)
Dividends and net income on equity investments			18,039	(111,456)
Total operating income, net		(7,879)	25,670	(316,684)
Operating expenses				236
Impairment, depreciation and amortization		(795)	(903)	(1,305)
Total operating expenses		(795)	(903)	(1,069)
Profit before income tax		$ (8,674)	$ 24,767	$ (317,753)
VLIPCO S.A.S.
OPERATING SEGMENTS
Number of shares acquired	91,791
Purchase price	$ 9,474
Percentage of ownership interest in subsidiary	94.77%